Leases (Tables)	9 Months Ended
Sep. 30, 2026
Leases [Abstract]
Schedule of Components of Lease Costs
The following table presents the components of lease costs:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Components of lease costs:
Operating lease cost	868	283	1,515	846
Variable lease cost (not included in the measurement of lease liabilities)	251	278	799	723
Total lease costs	$1,119	$561	$2,314	$1,569
Total additions to operating right-of-use assets	$801	$—	$19,920	$—

Schedule of Future Minimum Operating Lease Payments
Xanadu’s future minimum operating lease payments as of September 30, 2026 are as follows:

Remainder of 2026	$383
2027	2,451
2028	3,468
2029	3,396
2030 and Thereafter	31,861
Total future minimum lease payments	41,559
Less: imputed interest	(14,042)
Total operating lease liabilities	27,517
Less: current portion of operating lease liabilities	(1,482)
Long-term portion of operating lease liabilities	$26,035